DERIVATIVE WARRANT LIABILITIES (Details Narrative)	1 Months Ended	12 Months Ended
	Dec. 17, 2020 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares
Class of Warrant or Right [Line Items]
Warrants outstanding | shares		13,800,000	13,800,000
Share PriceTrigger Used To Measure Dilution Of Warrant		$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant		0.60
Warrant exercise price adjustment multiple		1.15
Warrant redemption price adjustment multiple		1.80
Redemption Of Warrants When The Price per Class A Ordinary Share Equals Or Exceeds $18.00 [Member]
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price		$ 18.00
Redemption Of Warrants When The Price Per Class A Ordinary Share Equals Or Exceeds $10.00 [Member]
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)		0.10
Warrant redemption condition minimum share price scenario two		$ 10.00
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares		10,280,000	10,280,000
Private Placement Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued | shares	10,280,000	10,280,000	10,280,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant exercise period condition one		30 days
Warrant exercise period condition two		12 months
Public Warrants expiration term		5 years
Restrictions on transfer period of time after business combination completion		30 days
Public Warrants [Member] | Redemption Of Warrants When The Price per Class A Ordinary Share Equals Or Exceeds $18.00 [Member]
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price		$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.01
Threshold consecutive trading days for redemption of public warrants		30 days
Threshold trading days for redemption of public warrants		20 days
Redemption period		30 days
Warrant [Member]
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement		20 days
Period of time within which registration statement is expected to become effective		60 days
Warrant [Member] | Redemption Of Warrants When The Price Per Class A Ordinary Share Equals Or Exceeds $10.00 [Member]
Class of Warrant or Right [Line Items]
Threshold consecutive trading days for redemption of public warrants		30 days
Redemption period		30 days
Warrant redemption condition minimum share price scenario two		$ 10.00